12. Judicial deposits (Tables)	12 Months Ended
Dec. 31, 2018
Judicial Deposits Tables Abstract
Schedule of detailed information about judicial deposits
	2018	2017

Judicial deposits	1.345.113	1.366.576

Civil	334.028	344.204
Labor	492.000	493.705
Tax	299.310	286.375
Regulatory	111	111
Online attachment (*)	219.664	242.181

(*) Refers to blocked judicial deposits directly on the Company´s bank accounts and financial investments related to certain judicial proceedings. This amount is analyzed periodically and, when identified, is reclassified to one of the other specific accounts of judicial deposits.